Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

July 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 100.0%

Aggregate Bond Funds — 0.8%
iShares Core U.S. Aggregate Bond ETF	124	$14,825
SPDR Portfolio Aggregate Bond ETF	32	999
Vanguard Total Bond Market ETF	123	11,004

Total Aggregate Bond Funds		26,828

Convertible Bond Fund — 9.0%
SPDR Bloomberg Barclays Convertible Securities ETF	4,894	317,572

Emerging Equity Funds — 4.1%
iShares Core MSCI Emerging Markets ETF	1,320	68,257
Vanguard FTSE Emerging Markets ETF	1,791	77,031

Total Emerging Equity Funds		145,288

High Yield Corporate Bond Funds — 12.4%
iShares iBoxx High Yield Corporate Bond ETF	3,280	280,079
SPDR Bloomberg Barclays High Yield Bond ETF	1,036	109,920
Xtrackers USD High Yield Corporate Bond ETF	968	47,374

Total High Yield Corporate Bond Funds		437,373

International Equity Core Funds — 29.8%
iShares Core MSCI EAFE ETF	8,636	503,997
Vanguard FTSE Developed Markets ETF	13,854	551,528

Total International Equity Core Funds		1,055,525

Investment Grade Corporate Bond Funds — 8.7%
iShares Broad USD Investment Grade Corporate Bond ETF	250	15,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,270	175,704
Vanguard Intermediate-Term Corporate Bond ETF	1,191	115,325

Total Investment Grade Corporate Bond Funds		306,529

U.S. Large Cap Core Funds — 26.5%
Consumer Staples Select Sector SPDR Fund	4,451	279,078
Energy Select Sector SPDR Fund	2,393	86,220
Financial Select Sector SPDR Fund	8,715	209,421
Health Care Select Sector SPDR Fund	2,255	237,970
Technology Select Sector SPDR Fund	1,138	125,669

Total U.S. Large Cap Core Funds		938,358

U.S. Medium Term Treasury Bond Fund — 8.7%
iShares 7-10 Year Treasury Bond ETF	2,509	308,105

Total Investment Companies
(Cost $3,557,313)		3,535,578

	Shares	Value
Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(a)
(Cost $10,503)	10,503	$10,503

Total Investments — 100.3%
(Cost $3,567,816)		3,546,081
Other Assets and Liabilities, Net — (0.3)%		(8,789)
Net Assets — 100.0%		$3,537,292

(a) Reflects the 1-day yield at July 31, 2020.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:
		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
Total Return		Received/	Expiration	Payment	Long/	Appreciation/
Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(b)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	0 .05	10/04/2021	Monthly	$(42,744)	$–
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	0 .60	10/04/2021	Monthly	32,353	–
Energy Select Sector SPDR Fund	Morgan Stanley	0 .60	10/04/2021	Monthly	9,980	–
Financial Select Sector SPDR Fund	Morgan Stanley	0 .60	10/04/2021	Monthly	24,270	–
Health Care Select Sector SPDR Fund	Morgan Stanley	0 .60	10/04/2021	Monthly	27,543	–
Industrial Select Sector SPDR Fund	Morgan Stanley	(0 .05)	10/04/2021	Monthly	(176,312)	–
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	35,735	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	1,798	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	58,418	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	7,912	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	1,674	–
iShares Core U.S. REIT ETF	Morgan Stanley	(3 .05)	10/04/2021	Monthly	(1,314)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	20,337	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	32,448	–
iShares Russell 2000 ETF	Morgan Stanley	(1 .00)	10/04/2021	Monthly	(2,652)	–
Materials Select Sector SPDR Fund	Morgan Stanley	(0 .15)	10/04/2021	Monthly	(1,690)	–
Schwab U.S. REIT ETF	Morgan Stanley	(1 .40)	10/04/2021	Monthly	(4,204)	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	(2 .00)	10/04/2021	Monthly	(682)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	36,793	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	12,732	–
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	125	–
Technology Select Sector SPDR Fund	Morgan Stanley	0 .60	10/04/2021	Monthly	14,577	–
Utilities Select Sector SPDR Fund	Morgan Stanley	(0 .25)	10/04/2021	Monthly	(183,889)	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	63,935	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	8,946	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	13,363	–
Vanguard Small-Cap ETF	Morgan Stanley	(0 .25)	10/04/2021	Monthly	(1,981)	–
Vanguard Total Bond Market ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	1,252	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	0 .60	10/04/2021	Monthly	5,481	–
						$–

At July 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(b) Reflects the value at reset date of July 31, 2020.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Investment Companies	$3,535,578	$–	$–	$3,535,578
Short-Term Investments:
Money Market Fund	10,503	–	–	10,503
Total Investments in Securities	3,546,081	–	–	3,546,081
Other Financial Instruments:(d)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$3,546,081	$–	$–	$3,546,081
Liability Valuation Inputs
Other Financial Instruments:(d)
Swap Contracts	$–	$–	$–	$–

(c) For a complete listing of investments and their industries, see the Schedules of Investments.

(d) Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.